UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: Quarter ended September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB MANAGED ALLOCATION FUND-MODERATE GROWTH II

PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

Description	Number of Shares	Value
MUTUAL FUNDS—97.0% (1)
EQUITY FUNDS—63.8%
MTB International Equity Fund, Institutional I Shares	680,131	$5,597,479
MTB Large Cap Growth Fund, Institutional I Shares	894,032	6,392,327
MTB Large Cap Value Fund, Institutional I Shares	268,158	2,416,107
MTB Mid Cap Growth Fund, Institutional I Shares	151,242	1,603,170
MTB Small Cap Growth Fund, Institutional I Shares	84,241	1,054,691

Total Equity Funds		17,063,774
FIXED INCOME FUNDS—33.2%
MTB Income Fund, Institutional I Shares	306,280	2,970,912
MTB Intermediate-Term Bond Fund, Institutional I Shares	310,601	3,233,360
MTB Short Duration Government Bond Fund, Institutional I Shares	27,089	269,265
MTB Short-Term Corporate Bond Fund, Institutional I Shares	238,986	2,420,930

Total Fixed Income Funds		8,894,467

Total Mutual Funds (Cost $24,839,314)		25,958,241

MONEY MARKET FUND—3.0%
MTB Prime Money Market Fund, Corporate Shares, 0.11% (1)(2) (Cost $797,104)	797,104	797,104

Total Investments—100.0% (Cost $25,636,418)		$26,755,345
Other Assets Less Liabilities—0.0% *		(1,933)

Total Net Assets—100.0%		$26,753,412

The categories of investments are shown as a percentage of total net assets at September 30, 2009.

(1)	Affiliated companies. See Note 1.
(2)	7-Day net yield.
*	Less than 0.05%.

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $1,118,927. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,738,103 and net unrealized depreciation from investments for those securities having an excess of cost over value of $619,176.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mutual Funds	$25,958,241	$—	$—	$25,958,241
Money Market Fund	797,104	—	—	797,104

Total	$26,755,345	$—	$—	$26,755,345

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund.

NOTE 1 - Other Affiliated Parties and Transactions

Affiliated holdings are mutual funds which are managed by MTB Investment Advisers, Inc. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the nine months ended September 30, 2009 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value at 9/30/2009	Dividend Income
MTB International Equity Fund	1,104,231	91,502	515,602	680,131	$5,597,479	$—
MTB Large Cap Growth Fund	739,217	644,106	489,291	894,032	6,392,327	—
MTB Large Cap Stock Fund	830,504	3,744	834,248	—	—	15,950
MTB Large Cap Value Fund	281,810	74,931	88,583	268,158	2,416,107	18,138
MTB Mid Cap Growth Fund	117,646	88,954	55,358	151,242	1,603,170	—
MTB Mid Cap Stock Fund	39,283	174	39,457	—	—	1,178
MTB Small Cap Growth Fund	63,282	50,327	29,368	84,241	1,054,691	—
MTB Small Cap Stock Fund	89,509	3,006	92,515	—	—	1,010
MTB Income Fund	—	313,923	7,643	306,280	2,970,912	45,467
MTB Intermediate-Term Bond Fund	316,915	115,816	122,130	310,601	3,233,360	85,446
MTB Short Duration Government Bond Fund	144,627	8,163	125,701	27,089	269,265	16,466
MTB Short-Term Corporate Bond Fund	264,082	38,798	63,894	238,986	2,420,930	48,294
MTB U.S. Government Bond Fund	29,252	994	30,246	—	—	2,844
MTB Prime Money Market Fund	2,233,752	11,606,319	13,042,967	797,104	797,104	1,572

TOTAL	6,254,110	13,040,757	15,537,003	3,757,864	$26,755,345	$236,365

NOTE 2 - Investment Valuation

Market value of the Fund’s portfolio securities are determined as follows:

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”).

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

NOTE 3 - Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through November 11, 2009, the date the report was available to be issued, and Management has determined that there were no subsequent events requiring recognition or disclosure.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	November 11, 2009

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	November 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	November 11, 2009

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	November 11, 2009